SCHEDULE OF PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating expenses:
Selling and marketing	$ (1,535,890)	$ (635,306)
General and administrative	(2,133,900)	(3,045,282)
Total operating expenses	(5,913,157)	(7,161,279)
Other (expenses) income:
Total other (expenses) income, net	(1,265,584)	1,268,228
Net loss	(1,836,739)	(968,655)
Comprehensive loss attributable to Leishen Energy Holding Co., Ltd	(768,971)	(1,552,609)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in loss of subsidiaries	(1,329,721)	(372,214)
Operating expenses:
Selling and marketing	(35,000)
General and administrative	(403,835)	(288,023)
Total operating expenses	(438,835)	(288,023)
Other (expenses) income:
Other (expenses) income, net	(68,183)	43,346
Total other (expenses) income, net	(68,183)	43,346
Net loss	(1,836,739)	(616,891)
Foreign currency translation gain (loss)	1,067,768	(928,194)
Comprehensive loss attributable to Leishen Energy Holding Co., Ltd	$ (768,971)	$ (1,545,085)